Basis of Presentation and Summary of Significant Accounting Policies - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Summary Of Significant Accounting Policies [Line Items]
Deficit accumulated during the development stage	$ 49,900,782	$ 35,513,000	$ 65,818,837
Convertible preferred stock, warrants and options have been excluded from the computation of potentially dilutive securities	20,726,257	1,977,217